SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF COMPREHENSIVE PROFIT OR LOST (Schedule of Cost of Revenues Products) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Salary and benefits (including share-based compensation)	$ 1,916	$ 2,212	$ 2,073
Subcontractors	89	72	121
Depreciation and amortization	512	474	457
Cost of materials	456	468	535
Other manufacturing expenses	657	783	989
Decrease (increase) in inventory of finished products	344	299	(999)
Allotment of manufacturing costs to R&D	$ (1,621)	$ (2,220)	$ (1,598)